Inventory (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory consists of the following:
	June 30,	September 30,
	2025	2024

Raw materials	$1,098	$1,550
Finished goods	148	175
Total inventory	$1,246	$1,725
Inventory consists of the following:
	September 30,
	2024	2023

Raw materials	$1,550	$265
Finished goods	175	54
Total inventory	$1,725	$319